Annual Fund Operating Expenses - Service Shares - Federated Hermes Kaufmann Fund II - S	Apr. 30, 2021
Operating Expenses:
Management Fee	1.30%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.20%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.75%

[1]	The Fund may incur and pay administrative service fees on its S class of up to a maximum amount of 0.25%. No such fees are currently incurred and paid by the S class of the Fund. The S class of the Fund will not incur and pay such fees until such time as approved by the Fund’s Board of Trustees (the “Trustees”).